Mobile Financial Services activities - Debt securities measured at fair value through other comprehensive income that may be reclassified subsequently to profit or loss (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Assets at beginning of period	€ 109,650	€ 108,071
Assets at end of period	110,052	109,650	€ 108,071
Orange Bank Operating Segment Member | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Assets at beginning of period	296	441	540
Acquisition (sale) of securities		405	732
Repayments and disposals	(266)	(538)	(839)
Changes in fair value	2	(12)
Other items			7
Assets at end of period	€ 32	€ 296	€ 441